6. Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued interest	$ 38,773	$ 312,057
Accrued royalties and commissions	11,666	11,666
Deposit on proposed business combination	475,000	0
Other	799	799
Accrued expenses	$ 526,238	$ 324,522